June 28, 2019

Securities and Exchange Commission Filing Desk 100 F Street, N.E. Washington, D.C. 20549

RE:	The Registration Statement filed on Form N-1A under the Investment Company Act of 1940, as amended (the “1940 Act”) and Securities Act of 1933, as amended (the “1933 Act”) of World Funds Trust (the “Trust”)(File Nos. 333-148723 and 811-22172)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, please find a Post-Effective Amendment No. 343 to the Trust’s Registration Statement under the 1933 Act, and an Amendment No. 344 to the Trust’s Registration Statement under the 1940 Act (collectively, the “Amendment”).

This Amendment is being filed pursuant to Rule 485(a) under the 1933 Act to change the principal investment strategies and the names of the Toreador Funds as listed below:

Toreador Core Fund	Applied Finance Core Fund
Toreador International Fund	Applied Finance Dividend Fund
Toreador Explorer Fund	Applied Finance Explorer Fund
Toreador Select Fund	Applied Finance Select Fund

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@practus.com.

Regards,

/s/ John H. Lively

On behalf of Practus, LLP

JOHN H. LIVELY ● MANAGING PARTNER

11300 Tomahawk Creek Pkwy ● Ste. 310 ● Leawood, KS 66211 ● p: 913.660.0778 ● c: 913.523.6112

Practus, LLP ● John.Lively@Practus.com ● Practus.com